Capital adequacy	12 Months Ended
Sep. 30, 2018
Capital adequacy
Capital adequacy

Note 33. Capital adequacy

APRA measures an ADI’s regulatory capital using three measures:

Level of capital	Definition
Common Equity Tier 1 Capital (CET1)

Comprises the highest quality components of capital that consists of paid-up share capital, retained profits and certain reserves, less certain intangible assets, capitalised expenses and software, and investments and retained profits in insurance and funds management subsidiaries that are not consolidated for capital adequacy purposes.

Tier 1 Capital	The sum of CET1 and AT1 Capital. AT1 Capital comprises high quality components of capital that consist of certain securities not included in CET1, but which include loss absorbing characteristics.
Total Regulatory Capital

The sum of Tier 1 Capital and Tier 2 Capital. Tier 2 Capital includes subordinated instruments and other components of capital that, to varying degrees, do not meet the criteria for Tier 1 Capital, but nonetheless contribute to the overall strength of an ADI and its capacity to absorb losses.

Under APRA’s Prudential Standards, Australian ADIs, including Westpac, are required to maintain a minimum CET1 ratio of at least 4.5%, Tier 1 Capital ratio of at least 6.0% and Total Regulatory Capital ratio of at least 8.0%. APRA may also require ADIs, including, Westpac, to meet Prudential Capital Requirements (PCRs) above the minimum capital ratios. APRA does not allow the PCRs for individual ADIs to be disclosed.

APRA also requires ADIs to hold additional CET1 buffers comprising of:

▪

a capital conservation buffer (CCB) of 3.5% for ADIs designated by APRA as domestic systemically important banks (D-SIBs) unless otherwise determined by APRA, which includes a 1.0% surcharge for D-SIBs. APRA has determined that Westpac is a D-SIB; and

▪

a countercyclical capital buffer. The countercyclical buffer is set on a jurisdictional basis and APRA is responsible for setting the requirement in Australia. The countercyclical buffer requirement is currently set to zero for Australia and New Zealand.

Collectively, the above buffers are referred to as the “Capital Buffer” (CB). Should the CET1 capital ratio fall within the capital buffer range restrictions on the distributions of earnings will apply. This includes restrictions on the amount of earnings that can be distributed through dividends, AT1 Capital distributions and discretionary staff bonuses.

Capital management strategy

Westpac’s approach to capital management seeks to balance the fact that capital is an expensive form of funding with the need to be adequately capitalised. Westpac considers the need to balance efficiency, flexibility and adequacy when determining sufficiency of capital and when developing capital management plans.

Westpac evaluates these considerations through the Internal Capital Adequacy Assessment Process (ICAAP), the key features of which include:

▪	the development of a capital management strategy, including consideration of regulatory minimums, capital buffers and contingency plans;

▪	consideration of both economic and regulatory capital requirements;

▪	a stress testing framework that challenges the capital measures, coverage and requirements including the impact of adverse economic scenarios; and

▪	consideration of the perspective of external stakeholders’, including rating agencies and equity and debt investors.

In light of APRA’s announcement on ‘unquestionably strong’ capital benchmarks on 19 July 2017, Westpac will seek to operate with a CET1 capital ratio of at least 10.5% in March and September as measured under the existing capital framework. This also takes into consideration:

▪	current regulatory capital minimums and the CCB, which together are the total CET1 requirement;

▪	stress testing to calibrate an appropriate buffer against a downturn; and

▪	quarterly volatility of capital ratios due to the half yearly cycle of ordinary dividend payments.

Westpac will revise its target capital level once APRA finalises its review of the capital adequacy framework.